Nature of operations	12 Months Ended
Dec. 31, 2021
Nature of operations
Nature of operations
1.	Nature of operations

PyroGenesis Canada Inc. and its subsidiaries ( collectively, the “Company”), incorporated under the laws of the Canada Business Corporations Act, was formed on July 11, 2011. The Company owns patents of advanced waste treatment systems technology and designs, develops, manufactures and commercialises advanced plasma processes and sustainable solutions to reduce greenhouse gases. The Company is domiciled at 1744 William Street, Suite 200, Montreal, Quebec. The Company is publicly traded on the TSX Exchange under the Symbol “PYR” on NASDAQ in the USA under the symbol “PYR” and on the Frankfurt Stock Exchange (FSX) under the symbol “8PY”.